Income Taxes	9 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

The Company is subject to U.S. federal, state, and local corporate income taxes. The Company’s income tax expense was not material for the three and nine months ended March 31, 2023 and 2022. The Company does not expect any material changes in tax position for the remainder of the fiscal year.